UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment  [X]; Amendment Number: 02

This Amendment(Check only one.):   [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	     Harold C. Brown & Co., Inc.
Address:     Suite 3800
             One HSBC Center
             Buffalo, NY  14203

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Russell M. Giordano
Title:          CCO, COO
Phone:          716-854-2500
Signature, Place and Date of Signing:

Russell M. Giordano     Buffalo, New York     August 3, 2001

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $9,762
List of Other Included Managers:

No.     13F File Number     Name


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
                                                                  FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/           PUT/   INVSTMT  OTHER     VOTING AUTHORITY
                                                         (x$1000)  PRIN AMT          CALL   DSCRETN   MGRS
     NAME OF ISSUER        TITLE OF CLASS      CUSIP                                                         SOLE  SHARED    NONE
AOL TIME WARNER           COM      	        00184A105         5651      140770SH                              27704      0   113066
AVAYA INC                 COM               053499109          698       53715SH                               6792      0    46923
FORD MOTOR CO DEL         COM               345370860          918       32662SH                               2310      0    30352
GENTEX CORP               COM               371901109         1983       85765SH                              25095      0    60670
J P MORGAN CHASE CO       COM               46625H100          287        6414SH                               1240      0     5174
NATL COMM BANCORPTN       COM               635449101         5126      206625SH                              55656      0   150969
POWER ONE INC             COM               739308104          170       11775SH                               1120      0    10655
PROGRESS ENERGY INC       COM               743263105          213        4950SH                                100      0     4850
SHERWIN WILLIAMS CO       COM               824348106          232        9110SH                               2200      0     6910
VODAFONE GROUP PLC        ADR(10 ORDS)      92857W100          551       20303SH                               2010      0    18293